Assets and Liabilities Held-for-Sale	9 Months Ended
Sep. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
Assets and Liabilities Held-for-Sale
ASSETS AND LIABILITIES HELD-FOR-SALE

In February 2016, we entered into an agreement to sell our interests in the companies that own and lease the FSRU the Golar Tundra to Golar Partners. The assets and liabilities held within our consolidated balance sheet that are related to this disposal group have been reclassified as held-for-sale and depreciation has ceased for this vessel. The sale of the Golar Tundra was completed in May 2016. Until the Golar Tundra commences operations and the arrangements between Golar Partners expires (including Golar Partners' right to require that the Company repurchase the shares of Tundra Corp, the disponent owner and operator of the Golar Tundra), the Company will continue to consolidate Tundra Corp. Accordingly, during this time, the earnings and net assets of Tundra Corp will continue to be reflected within the Company’s financial statements. We expect this to be completed within 12 months of the balance sheet date.

Assets and liabilities included in our consolidated balance sheet presented as held-for-sale are shown below:

(in thousands of $)	As of September 30, 2016	As of December 31, 2015
ASSETS
Current
Restricted cash and short-term receivables	1,897	3,618
Other receivables, prepaid expenses and accrued income	314	217
Inventories	332	572
Total current assets	2,543	4,407

Non-current
Vessels and equipment, net	270,628	262,627
Other long term assets	149	—
Total non-current assets	270,777	262,627
Total assets (2)	273,320	267,034

LIABILITIES
Current
Current portion of long-term debt and short-term debt, net of deferred finance charge (1)	—	(199,300)
Trade accounts payable	(379)	(844)
Accrued expenses	(3,981)	(1,019)
Short-term amount due to a related party	—	(50)
Total current liabilities	(4,360)	(201,213)

Non-current
Long-term debt, net of deferred finance charge (1)	(210,545)	—
Total non-current liabilities	(210,545)	—
Total liabilities (2)	(214,905)	(201,213)

(1) As of September 30, 2016, long-term debt contains $210.5 million (December 31, 2015: $199.3 million classified as short-term debt) that relates to long-term debt financing arrangements entered into by the CMBL lessor VIE in respect of the Golar Tundra. The debt facilities are denominated in USD, bear interest at LIBOR plus a margin and are repayable with a final balloon payment of $210.5 million. Although we have no control over the funding arrangements of the CMBL lessor VIE, as we consider ourselves the primary beneficiary of the VIE, we are required to consolidate these loan facilities into our financial results.
(2) We have classified all assets and liabilities as current on the consolidated balance sheets.

We have not presented any of our held-for-sale assets or disposal groups as discontinued operations in our statements of operations as we consider ourselves a project development company, such that our strategy encompasses the disposal of vessels and related interests for the purpose of financing our projects, thus they do not represent a strategic shift and do not have a major effect on our operations and financial results.